Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO NEOs ($)(3)	Average Compensation Actually Paid to non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:(5)	Net Income (000s) ($)
					Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2023	9,989,059	(632,969)	1,875,691	82,876	0.57	(1,265,808)
2022	9,993,169	(35,329,664)	2,535,355	(1,588,985)	3.91	(1,359,880)
2021	180,813,849	96,843,466	26,528,641	17,086,135	20.67	(1,178,365)

Named Executive Officers, Footnote	The PEO for each of the years presented is Mr. Mikan.The Non-PEOs included in columns (d) and (e) for 2021 are Ms. Smith, Keith Nelsen, Simeon Schindelman, and Sam Srivastava, for 2022 are Ms. Smith, Jeff Cook, Mr. Craig, Mr. Carson, and Mr. Srivastava and, for 2023, are Ms. Smith, Mr. Matushak and Mr. Orozco.
PEO Total Compensation Amount	$ 9,989,059	$ 9,993,169	$ 180,813,849
PEO Actually Paid Compensation Amount	$ (632,969)	(35,329,664)	96,843,466
Adjustment To PEO Compensation, Footnote	The CAP to the PEO reflects the following adjustments from Total Compensation reported in the SCT:

Year	Less: Value of awards reported in Summary Compensation Table ($)	Plus: year-end fair value of outstanding equity awards granted in covered year ($)	Plus (or Minus): change in fair value of outstanding equity awards granted in prior years ($)	Plus (or Minus): change in fair value of prior-year equity awards vested in the covered year ($)	Compensation Actually Paid ($)
2023	6,380,464	2,074,887	(3,066,171)	(3,159,280)	(632,969)
2022	6,499,235	1,871,659	(32,889,612)	(7,805,645)	(35,329,664)
2021	178,494,502	40,020,991	7,410,424	47,092,704	96,843,466

Non-PEO NEO Average Total Compensation Amount	$ 1,875,691	2,535,355	26,528,641
Non-PEO NEO Average Compensation Actually Paid Amount	$ 82,876	(1,588,985)	17,086,135
Adjustment to Non-PEO NEO Compensation Footnote	The Average CAP to Non-PEO NEOs reflects the following adjustments from Average Total Compensation reported in the SCT:

Year	Less: Value of awards reported in Summary Compensation Table ($)	Plus: year-end fair value of outstanding equity awards granted in covered year ($)	Plus (or Minus): change in fair value of outstanding equity awards granted in prior years ($)	Plus (or Minus): change in fair value of prior-year equity awards vested in the covered year ($)	Plus (or Minus): fair value of prior-year equity awards that failed to meet the applicable vesting conditions during the covered fiscal year ($)	Average Compensation Actually Paid ($)
2023	952,561	111,146	(174,765)	(56,763)	(2,159,615)	82,876
2022	1,689,924	446,634	(1,636,911)	(308,151)	(935,988)	(1,588,985)
2021	25,659,919	6,509,813	1,371,488	8,336,113	—	17,086,135

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR

The graph below illustrates the relationship between CAP and the cumulative TSR on $100 invested in the Company at the close of the market on June 28, 2021, through December 31, 2023.

Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income The graph below illustrates the relationship between CAP and Net Income over the time period presented.
Total Shareholder Return Vs Peer Group
Relationship between CAP and TSR

The graph below illustrates the relationship between CAP and the cumulative TSR on $100 invested in the Company at the close of the market on June 28, 2021, through December 31, 2023.

Total Shareholder Return Amount	$ 0.57	3.91	20.67
Net Income (Loss)	$ (1,265,808,000)	(1,359,880,000)	(1,178,365,000)
PEO Name	Mr. Mikan
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “Compensation Actually Paid” (“CAP”) for our principal executive officer (“PEOs”), and “Average Compensation Actually Paid” for our non-PEO named executive officers (“Non-PEO NEOs”), as each such term is defined in Item 402(v), by the Company and the financial performance and total stockholder return (“TSR”) of the Company for each of the 2021, 2022 and 2023 fiscal years, calculated in a manner consistent with Item 402(v). In determining CAP, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”) for the applicable fiscal years, as Item 402(v)’s valuation methods for this table differ from those required in the SCT. For a more accurate description of our executive compensation program and the factors used by the Compensation Committee to determine pay for our named executive officers, see the “Compensation Discussion and Analysis” section of this proxy statement.

PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,380,464)	(6,499,235)	(178,494,502)
PEO | Equity Awards Granted Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,074,887	1,871,659	40,020,991
PEO | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,066,171)	(32,889,612)	7,410,424
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,159,280)	(7,805,645)	47,092,704
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(952,561)	(1,689,924)	(25,659,919)
Non-PEO NEO | Equity Awards Granted Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,146	446,634	6,509,813
Non-PEO NEO | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,765)	(1,636,911)	1,371,488
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,763)	(308,151)	8,336,113
Non-PEO NEO | Equity Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,159,615)	$ (935,988)	$ 0